Fixed Assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 24, 2024	Dec. 31, 2023
Fixed Assets
Fixed Assets, gross	$ 889,632		$ 889,632			$ 4,335
Less accumulated depreciation	(6,309)		(6,309)			(678)
Fixed Assets, net	883,323		883,323			3,657
Depreciation expense	1,473	$ 157	2,091	$ 204
Finance lease amortization	3,540	$ 0	3,540	$ 0
Office equipment
Fixed Assets
Fixed Assets, gross	19,264		19,264			3,335
Property and equipment					$ 11,709
Medical equipment
Fixed Assets
Fixed Assets, gross	122,095		122,095			$ 1,000
Property and equipment					79,801
Furniture
Fixed Assets
Fixed Assets, gross	5,045		5,045
Property and equipment					5,045
Leased equipment
Fixed Assets
Fixed Assets, gross	736,624		736,624
Property and equipment					736,624
Leasehold improvements
Fixed Assets
Fixed Assets, gross	$ 6,604		$ 6,604
Property and equipment					$ 6,604